Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of benefit obligations in excess of fair value of plan assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

2023				2022
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$2,763	$206	$2,969	$3,836	$252	$4,088
Current service cost	32	6	38	49	7	56
Interest cost	121	11	132	106	8	114
Actuarial losses (gains)	187	8	195	(1,027)	(51)	(1,078)
Benefits paid	(138)	(15)	(153)	(194)	(14)	(208)
Divestiture	(483)	—	(483)	—	—	—
Foreign exchange rate movement	1	(1)	—	(7)	4	(3)
Defined benefit obligation, December 31	$2,483	$215	$2,698	$2,763	$206	$2,969
Change in plan assets:
Fair value of plan assets, January 1	$2,799	$—	$2,799	$3,643	$—	$3,643
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	125	—	125	101	—	101
Return on plan assets (excluding amounts included in net interest expense)	48	—	48	(825)	—	(825)
Employer contributions	69	15	84	85	14	99
Benefits paid	(138)	(15)	(153)	(194)	(14)	(208)
Divestiture	(510)	—	(510)	—	—	—
Foreign exchange rate movement	1	—	1	(10)	—	(10)
Fair value of plan assets, December 31	$2,393	$—	$2,393	$2,799	$—	$2,799
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$2,393	$—	$2,393	$2,799	$—	$2,799
Defined benefit (obligation)	(2,483)	(215)	(2,698)	(2,763)	(206)	(2,969)
Net recognized (liability) asset, December 31	$(90)	$(215)	$(305)	$36	$(206)	$(170)
Components of net benefit expense recognized:
Current service cost	$32	$6	$38	$49	$7	$56
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	(4)	11	7	5	8	13
Other long-term employee benefit losses (gains)	—	3	3	—	(6)	(6)
Net benefit expense	$29	$20	$49	$55	$9	$64
Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$48	$—	$48	$(825)	$—	$(825)
Actuarial gains (losses) arising from changes in demographic assumptions	(4)	—	(4)	18	—	18
Actuarial gains (losses) arising from changes in financial assumptions	(131)	(7)	(138)	1,027	45	1,072
Actuarial gains (losses) arising from experience adjustments	(52)	2	(50)	(18)	—	(18)
Foreign exchange rate movement	—	1	1	(1)	(3)	(4)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$(139)	$(4)	$(143)	$201	$42	$243

Schedule of assumptions used

	2023			2022
	Canada %	UK %	U.S. %	Canada %	UK %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	4.60	n/a	5.35	5.00	4.75	5.55
Rate of compensation increase	2.70	n/a	n/a	2.75	n/a	n/a
Pension increases	0.00-0.20	n/a	n/a	0.00-0.05	3.05	n/a
To determine net benefit expense for year:
Discount rate for pension plans	5.00	4.75	5.55	3.00	1.90	3.00
Rate of compensation increase	2.75	n/a	n/a	2.80	n/a	n/a
Pension increases	0.00-0.05	3.05	n/a	0.00-0.05	3.30	n/a
Health care trend rates:
Initial health care trend rate	5.08	n/a	6.75	5.16	n/a	7.00
Ultimate health care trend rate	4.00	n/a	5.00	4.00	n/a	5.00
Year ultimate health care trend rate reached	2040	n/a	2031	2040	n/a	2031
	2023			2022
	Canada	UK	U.S.	Canada	UK	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	24	n/a	22	23	23	22
Female	25	n/a	23	25	25	23
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	25	n/a	23	24	25	23
Female	26	n/a	25	26	27	25
Average duration (in years) of pension obligation	13.8	n/a	9.8	13.2	12.9	10.0

Schedule of effect of percentage-point changes for sensitives
The following table provides the potential impact of changes in key assumptions on the defined benefit obligation for pension and other post-retirement benefit plans as at December 31, 2023. These sensitivities are hypothetical and should be used with caution. The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$354	$21
1% increase	$(287)	$(18)
Rate of compensation increase assumption:
1% decrease	$(45)	n/a
1% increase	$50	n/a
Health care trend rate assumption:
1% decrease	n/a	$(9)
1% increase	n/a	$10
Mortality rates:(2)
10% decrease	$49	$3
(1)    Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2)    Represents 10% decrease in mortality rates at each age.

Schedule of allocation of plan assets
Composition of fair value of plan assets, December 31:

	2023	2022
Equity investments	4%	3%
Fixed income investments	77%	65%
Real estate investments	12%	11%
Qualifying insurance contract	0%	15%
Other	7%	6%
Total composition of fair value of plan assets	100%	100%

Schedule of expected future benefit contributions and benefit payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$47	$17	$64
Expected Future Benefit Payments

	2024	2025	2026	2027	2028	2029 to 2033
Pension	$128	$133	$138	$142	$148	$769
Post-retirement	17	18	18	19	19	106
Total	$145	$151	$156	$161	$167	$875